TAXES PAYABLE (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 699,601	$ 96,479	¥ 1,741,972
Income tax payable	440,030	60,683	440,030
Other taxes payable	23,375	3,224	28,956
Total taxes payable	¥ 1,163,006	$ 160,386	¥ 2,210,958